Revenue - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 279,600			$ 279,600
Performance obligation percentage to be recognized	40.00%			40.00%
Revenue recognized for variable consideration	$ 7,400			$ 15,100
Contract assets	15,439	$ 14,368		15,439	$ 10,088
Contract liabilities	$ 33,705	24,844		$ 33,705	26,036
MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount		$ 237,800			$ 260,900
Performance obligation percentage to be recognized		36.00%			36.00%
Revenue recognized for variable consideration		$ 7,700			$ 20,300
Contract assets		14,400			10,088	$ 5,700
Contract liabilities		$ 24,800			26,036	16,015
Contract asset increase due to fulfillment of promises prior to billing					$ 4,400
Increase in contract liability due to deferred revenue						$ 10,000
Customer Concentration Risk [Member] | MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		10.00%	10.00%